CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) shares in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Income Statement [Abstract]
Operating recoveries	$ 37	$ 383
Expenses
Compensation and benefits	(1)	(326)
Other operating expense	(35)	(5)
Carried interest allocation compensation
Realized	0	(24)
Unrealized	(3)	(38)
Total carried interest allocation compensation	(3)	(62)
Interest expense	0	(9)
Total expenses	(39)	(402)
Share of income from Brookfield Asset Management ULC	21	470
Net income	$ 19	$ 451
Earnings per share
Basic (in dollars per share)	$ 0.05	$ 1.15
Diluted (in dollars per share)	$ 0.05	$ 1.13
Weighted-average shares
Basic (in shares)	396.2	391.7
Diluted (in shares)	400.9	396.5
Comprehensive income:
Net income	$ 19	$ 451
Other comprehensive income:
Share of other comprehensive income from Brookfield Asset Management ULC	0	3
Other comprehensive income	0	3
Comprehensive income	$ 19	$ 454